Related parties - Bank (Details 4) - Bank - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	SFr 966	SFr 1,345
Interest-bearing deposits with banks	2,350	4,091
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	289	387
Trading assets	147	143
Net loans	6,687	5,154
Other assets	46	89
Total assets	10,485	11,209
Liabilities
Due to banks/customer deposits	1,670	1,838
Trading liabilities	24	87
Long-term debt	4,173	4,092
Other liabilities	246	232
Total liabilities	6,113	6,249
Related party revenues and expenses
Interest and dividend income	4	5	SFr 70
Interest expense	(273)	(269)	(223)
Net interest income	(269)	(264)	(153)
Commissions and fees	29	4	(11)
Other revenues	170	169	178
Net revenues	(70)	(91)	14
Total operating expenses	144	193	SFr 165
Related party guarantees
Guarantees	36	65
Credit guarantees and similar instruments
Related party guarantees
Guarantees	1	0
Performance guarantees and similar instruments
Related party guarantees
Guarantees	1	0
Other guarantees
Related party guarantees
Guarantees	SFr 34	SFr 65